Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Prepaid Expenses and Other Receivable [Abstract]
Schedule of prepaid expenses and other receivables
	As of March 31,
(In thousands)	2021	2020

Prepaid insurance	$1,445	$14
Research & development tax credits	649	500
Other prepaid expenses	48	–
Other receivables	34	60
Total prepaid expenses and other receivables	$2,176	$574